Note 6 - Related Party Transactions	3 Months Ended	12 Months Ended
	Dec. 31, 2017	Sep. 30, 2017
Notes to Financial Statements
Related Party Transactions Disclosure [Text Block]
NOTE
6.
RELATED PARTY TRANSACTIONS

Strategic Capital Partners.
 At
December 31, 2017
and
September 30, 2017,
we had outstanding notes payable to SCP of
$1,931,646
and
$1,978,683,
respectively.

Interest expense was
$37,390
and
$32,968
for the
three
months ended
December 31, 2017
and
2016,
respectively. Interest payable – related party of
$106,596
and
$84,998
was included in the accompanying consolidated balance sheets at
December 31, 2017
and
September 30, 2017,
respectively.  We made interest payments of
$21,133
during the quarter ended
December 31, 2017.

Coastal Compassion.
 On
April 7, 2016,
we signed agreements with Coastal Compassion Inc. (“CCI”). CCI is one
of a limited number of non-profit organizations that has received a provisional or final registration to cultivate, process and sell medical cannabis by the Massachusetts Department of Public Health. CCI has agreed to become the initial tenant in our planned MMCC. Tim Keogh, our Chief Executive Officer, is a Board Member of CCI.

Pursuant to the agreements, we agreed to provide CCI with financing of up to
$2.5
million for a
five
-year term at
18%
interest per year for construction and working capital required for CCI’s approved dispensary and cultivation center in Fairhaven, MA. For a three
- year period beginning
April 1, 2016,
we agreed to consult with CCI in the design, construction and operation of the Fairhaven facility. CCI will pay us
$10,000
each month for these consulting services. Although the DPH has approved our agreement with CCI relating to the development and lease terms of the MMCC, the actual lease agreement with CCI has not
been finalized or approved by the DPH. We will need to secure significant capital to provide the financing to CCI.

As of
December 31, 2017,
we have provided financing to CCI of
$131,589,
which includes construction and working capital advances of
$119,635,
and accrued interest of
$11,954.

NOTE
6.
     RELATED PARTY TRANSACTIONS

Strategic Capital Partners.
At
September 30, 2017
and
2016,
we had outstanding notes payable to SCP, of
$1,978,683
and
$2,024,297,
respectively. On
July 14, 2016,
$500,000
of the amount owed to SCP was converted into
400,000
shares of our common stock, and the remaining
$1,931,646
owed to SCP was divided into
two
promissory notes. See Notes
5
and
9.

Interest expense was
$143,917
and
$109,825
for the years ended
September 30, 2017
and
2016,
respectively. Interest payable – related party of
$84,998
and
$109,825
was included in the accompanying consolidated balance sheets at
September 30, 2017
and
September 30, 2016,
respectively.  During
2017,
the Company made interest payments of
$194,358,
principal payments of
$20,000,
and received
no
advances. During
2016,
the Company received advances of
$247,500
and made
no
payments.

Coastal Compassion.
On
April 7, 2016,
we signed agreements with Coastal Compassion Inc. (“CCI”). CCI is one
of a limited number of non-profit organizations that has received a provisional or final registration to cultivate, process and sell medical cannabis by the Massachusetts Department of Public Health. CCI has agreed to become the initial tenant in our planned MMCC. Tim Keogh, our Chief Executive Officer, is a Board Member of CCI.

Pursuant to the agreements, we agreed to provide CCI with financing of up to
$2.5
million for a
five
-year term at
18%
interest per year for construction and working capital required for CCI’s approved dispensary and cultivation center in Fairhaven, MA. For a three
- year period beginning
April 1, 2016,
we agreed to consult with CCI in the design, construction and operation of the Fairhaven facility. CCI will owe us
$10,000
each month for these consulting services, but is
not
required to pay until
six
months after generating certain revenues. Although the DPH has approved our agreement with CCI relating to the development and lease terms of the MMCC, the actual lease agreement with CCI has not
been finalized or approved by the DPH. We will need to secure significant capital to provide the financing to CCI.

As of
September 30, 2017,
we have provided financing to CCI of
$125,327,
which includes construction and working capital advances of
$119,635,
and accrued interest of
$5,692.